Financial Instruments - Foreign Exchange Contracts - US Dollar Notional Amounts (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Short1 [member] | Euros Sell [member]
Disclosure of detail information about forward contracts [line items]
Notional amounts of contracts outstanding	$ 361
Short1 [member] | Japanese Yen Sell [member]
Disclosure of detail information about forward contracts [line items]
Notional amounts of contracts outstanding	48
Long1 [member] | British pound sterling buy [member]
Disclosure of detail information about forward contracts [line items]
Notional amounts of contracts outstanding	$ 145